Subsidiaries (Details) - Schedule of assets acquired and liabilities assumed at the date of acquisition $ in Thousands	Dec. 31, 2022 USD ($)
Acquisition of GIS [member]
Subsidiaries (Details) - Schedule of assets acquired and liabilities assumed at the date of acquisition [Line Items]
Cash and cash equivalents	$ 5,409
Inventories	3,396
Other current assets	1,199
Property and Equipment, net	139
Technology	5,924
Customer relationships	548
Goodwill	14,580
Trade accounts payable	(12)
Other accounts payable and accrued expenses	(1,064)
Deferred taxes	(583)
Total identifiable net assets acquired	29,536
Acquisition of Formatec Holdings [member]
Subsidiaries (Details) - Schedule of assets acquired and liabilities assumed at the date of acquisition [Line Items]
Cash and cash equivalents	712
Trade and other receivables	691
Inventories	827
Property and Equipment, net	480
Right of use assets	627
Deferred tax asset	857
Customer relationships	1,690
Intangible assets	3,237
Goodwill	7,470
Trade and other payables	(1,275)
Lease liability	(434)
Deferred tax liabilities	(1,271)
Total identifiable net assets acquired	13,611
Acquisition of DeepCube [member]
Subsidiaries (Details) - Schedule of assets acquired and liabilities assumed at the date of acquisition [Line Items]
Cash and cash equivalents	2,691
Restricted cash	105
Other current assets	218
Property and Equipment, net	701
Right of use assets	948
Technology	21,680
Goodwill	43,989
Lease liability	(948)
Trade accounts payable	(94)
Employees and related	(373)
Other current liabilities	(30)
Deferred taxes	(2,193)
Total identifiable net assets acquired	66,694
Acquisition of NanoFabrica [member]
Subsidiaries (Details) - Schedule of assets acquired and liabilities assumed at the date of acquisition [Line Items]
Cash and cash equivalents	2,218
Restricted cash	44
Prepaid expenses and other receivables	102
Inventories	130
Property and Equipment, net	654
Backlog	190
Technology	14,211
Goodwill	33,029
Trade payable	(195)
Other accounts payable and accrued expenses	(694)
Deferred taxes	(1,669)
Long term liabilities	(895)
Total identifiable net assets acquired	47,125
Acquisition of Essemtec [member]
Subsidiaries (Details) - Schedule of assets acquired and liabilities assumed at the date of acquisition [Line Items]
Cash and cash equivalents	3,221
Trade receivables	2,270
Other short-term receivables	661
Inventories	10,172
Right of use assets	47
Deferred tax asset	994
Property, plant and equipment	1,358
Technology	4,096
Trademark	1,085
Customer relationships	1,579
Goodwill	12,225
Trade payable	(1,454)
Lease liability	(47)
Deferred tax liabilities	(1,374)
Other current liabilities	(4,371)
Long-term liabilities	(6,518)
Shareholder’s loan (see note 9.B(5)(a))	(2,681)
Total identifiable net assets acquired	$ 21,263